Prepayments, receivables and other assets, net (Tables)	12 Months Ended
Sep. 30, 2024
Prepayments Receivables And Other Assets Net
Schedule of prepayments, receivables and other assets

Prepayments, receivables and other assets, net consisted of the following:

	As of September 30,
	2023	2024

Deposit, net (1)	$78	$5,818
Prepaid expenses, net	873	1,324
Deductible input value-added tax	695	811
Advance to employees, net	129	124
Others, net	28	43
Prepayments, receivables and other assets, net	$1,803	$8,120

The Group recorded credit losses of US$47, US$874 and US$373 for the years ended September 30, 2022, 2023 and 2024, respectively.

(1)	During the year ended September 30, 2024, the Company has paid a total of US$5,800 as deposits to third party consulting service providers for the future financing and investing activities, such as merge and acquisition transactions. As of the issuance date of the combined and consolidated financial statements, the Company has terminated the contract signed with one of the consulting service providers, and the deposit of US$1,000 is expected to be returned to the Company within a month.